Acquisition (Selected Financial Information) (Details) - American Phoenix Acquisition [Member] $ in Thousands	3 Months Ended
Mar. 31, 2015 USD ($)
SelectedFinancialInformation [Line Items]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 1,397
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 5,580